Regulatory Assets And Liabilities (Components Of Regulatory Assets And Regulatory Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	$ 521,264	$ 240,032
Regulatory Liabilities	241,363	41,344
Income Taxes [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	348,359	102,726
Regulatory Liabilities	192,551	1,706
Utility Plant Retirement Costs [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	16,976	21,975
Regulatory Liabilities	19,936	15,845
Postretirement Benefits [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	139,139	100,640
Regulatory Liabilities	28,795	22,961
Water Tank Painting [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	2,836	4,420
Fair Value Adjustment Of Long-Term Debt Assumed In Acquisition [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	4,739	1,540
Regulatory Liabilities		162
Rate Case Filing Expenses And Other [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	9,215	8,731
Regulatory Liabilities	$ 81	$ 670